Unaudited Condensed Consolidated Interim Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)		Dec. 31, 2024 EUR (€)
Current assets:
Cash and cash equivalents	€ 46,500	$ 54,542	[1]	€ 41,134
Restricted cash	13,930	16,339	[2]	656
Intangible asset from green certificates	223	262	[2]	178
Trade and revenue receivables	4,655	5,460	[2]	5,393
Other receivables	15,066	17,672	[2]	15,341
Derivatives asset short-term	638	748	[2]	146
Other receivables in connection with investment transaction	13,686	16,053	[2]
Total current assets	94,698	111,076	[2]	62,848
Non-current assets
Investment in equity accounted investee	39,607	46,457	[2]	41,324
Advances on account of investments	547	642	[2]	547
Fixed assets	499,991	586,466	[2]	482,747
Right-of-use asset	41,301	48,444	[2]	34,315
Restricted cash and deposits	13,128	15,399	[2]	17,052
Deferred tax	10,159	11,916	[2]	9,039
Long term receivables	14,960	17,547	[2]	13,411
Derivatives	14,923	17,504	[2]	15,974
Total non-current assets	634,616	744,375	[2]	614,409
Total assets	729,314	855,451	[2]	677,257
Current liabilities
Current maturities of long-term bank loans	37,906	44,462	[2]	21,316
Current maturities of other long-term loans	3,666	4,300	[2]	5,866
Current maturities of debentures	11,796	13,836	[2]	35,706
Trade payables	8,384	9,833	[2]	8,856
Other payables	12,032	14,113	[2]	10,896
Current maturities of derivatives	41	48	[2]	1,875
Current maturities of lease liabilities	791	928	[2]	714
Warrants	1,876	2,200	[2]	1,446
Total current liabilities	76,492	89,720	[2]	86,675
Non-current liabilities
Long-term lease liabilities	32,953	38,652	[2]	25,324
Long-term bank loans	240,410	281,990	[2]	245,866
Other long-term loans	39,130	45,898	[2]	30,448
Debentures	190,348	223,269	[2]	155,823
Deferred tax	2,614	3,066	[2]	2,609
Other long-term liabilities	975	1,144	[2]	939
Derivatives	171	201	[2]	288
Total non-current liabilities	506,601	594,220	[2]	461,297
Total liabilities	583,093	683,940	[2]	547,972
Equity
Share capital	25,613	30,043	[2]	25,613
Share premium	86,275	101,197	[2]	86,271
Treasury shares	(1,736)	(2,036)	[2]	(1,736)
Transaction reserve with Non-controlling interests	14,757	17,309	[2]	5,697
Reserves	5,483	6,431	[2]	14,338
Accumulated deficit	(11,251)	(13,197)	[2]	(11,561)
Total equity attributed to shareholders of the Company	119,141	139,747	[2]	118,622
Non-controlling interest	27,080	31,764	[2]	10,663
Total equity	146,221	171,511		129,285
Total liabilities and equity	€ 729,314	$ 855,451	[2]	€ 677,257

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)